Business Combination - Revenue and profit, If the acquisitions had occurred on beginning (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Revenue of combined entity as if combination occurred at beginning of period	R$ 2,777,354	R$ 2,534,127
Profit (loss) of combined entity as if combination occurred at beginning of period	R$ 43,377	R$ 317,894